Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share of common stock
	For the Three Months Ended September 30, 2021		For the Three Months Ended September 30, 2020		For the Nine Months Ended September 30, 2021		For the Period from January 23, 2020 (Inception) to September 30, 2020
	Class A – Public shares	Class A Private placement shares and Class B Common stock	Class A – Public shares	Class A Private placement shares and Class B Common stock	Class A – Public shares	Class A Private placement shares and Class B Common stock	Class A – Public shares	Class A Private placement shares and Class B Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$677,675	$185,231	$—	$(938)	$(383,557)	$(125,815)	$—	$(1,297)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	8,200,000	—	7,500,000	24,615,385	8,074,359	—	7,500,000
Basic and diluted net income (loss) per share of common stock	$0.02	$0.02	$—	$—	$(0.02)	$(0.02)	$—	$—